Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Operating Leases
Non-cancelable operating lease rentals are payable as follows:

	December 31,	December 31,
	2017	2018
	NIS millions	NIS millions
Less than one year	275	283
Between one and five years	573	435
More than five years	70	23
	918	741